Acquisition (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Acquisition Details 1Abstract
Revenues	$ 6,998,654	$ 4,535,491	$ 21,768,049	$ 14,621,592
Net income (loss)	$ (348,863)	$ (7,710,557)	$ (1,217,837)	$ (14,161,648)
Loss per common share	$ 0.00	$ 0.00	$ 0.00	$ (0.01)